Putnam
Capital
Opportunities
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-98


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Now that those seemingly endless 30% gains for the S&P 500 have stopped, investors are noticing what they've determinedly ignored for so long: small-cap valuations are at 20-year lows, and there are some great bargains out there . . . . The fact that the Fed is cutting interest rates bodes well for small stocks: of the 10 times since the 1950s that the Fed has eased them, small caps have outperformed in all but two."

                                    -- Fortune, November 9, 1998

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

17 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

When Putnam Capital Opportunities Fund began operations on June 1, 1998, the date could not have seemed more auspicious. The stock market was breaking into higher ground nearly every day despite the world's spreading economic difficulties, and it would continue to climb for nearly two more months before taking a tumble from which it is only now beginning to recover.

Although most of the market's gains were being posted by the stocks of large, established companies, investors continued to look for signs that stocks of small and midsize companies were about to follow. The fact that they have yet to do so has been the source of considerable chagrin for many investors, not the least of whom are shareholders of this fund.

Nevertheless, this environment provides an excellent opportunity for the fund's management team to take advantage of attractively priced investments with the potential to provide handsome returns when the markets eventually turn around and the stocks in which the fund invests return to investors' favor.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
December 16, 1998



Report from the Fund Managers
Gerald S. Zukowski
William H. Miller
Edward R. Finch III

Putnam Capital Opportunities Fund got its start during a sobering time for small-company stocks. Since your fund began operations on June 1, 1998, the types of companies in which it invests have been dramatically out of favor with investors. In fact, between April 21 and October 8, 1998, the Russell 2000 Index, the fund's benchmark and a common measure of small-company stocks, fell 37%. And while this environment has taken its toll on your fund's brief performance record, we are optimistic about the longer-term opportunities that may result from this turbulence. For the period from June 1, 1998, through October 31, 1998, your fund's class A share total return at net asset value was -16.12%. This compares favorably with the fund's benchmark, the Russell 2000 Index, which returned -16.71% for the same period. At public offering price, the fund's class A shares returned -20.95%. For complete performance information, please refer to the summary that begins on page 9.

Perhaps more remarkable than the underperformance of small-company stocks has been the sharp divergence between their performance and that of large-company stocks. From the beginning of 1998 to the close of the fiscal period, the S&P 500(R) Index, a measure of large-company stocks, had returned 14.63%, while the Russell 2000 Index had returned -12.79%. This difference of 27.42% indicates a virtually unprecedented investor preference for stocks of large, well-established blue-chip companies.

Throughout the fiscal period, we have made the most of these challenging conditions by investing in stocks of fundamentally strong companies at enticingly low prices. This approach is suitable to the fund's objective: to pursue attractive investments and to seek hidden opportunities in stocks that may be underpriced by the market. While we have added bargain stocks to the fund's portfolio, we have also selected many stocks that have remained strong in spite of the market turbulence.

* PRISON REIT DELIVERS STRONG RETURNS

One of the portfolio's strong performers during the period was CCA Prison Realty Trust (PRT), a real estate investment trust (REIT). REITs are publicly traded companies that own or develop properties such as apartments, hotels, and commercial office buildings. PRT acquires correctional and detention facilities from both private prison managers and government entities. It is one of only two REITs in the country focused on this type of property, and it has taken advantage of the growing trend toward privatization in the corrections industry. Once it acquires the facilities, PRT provides a range of services such as leasing and managing the properties, designing, constructing, and renovating facilities, and transporting inmates. The company currently owns 20 facilities that house inmates from three agencies of the U.S. Justice Department. In early 1999, PRT is expected to merge with Corrections Corporation of America, which manages 78 correctional facilities for governmental agencies. The merged company will operate as a REIT. While this holding, along with others discussed in this report, was viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Utilities               15.1%

Insurance and
finance                 15.0%

Computer services
and software             7.1%

Business equipment
and services             7.1%

Real estate
investment trusts        6.2%


Footnote reads:
*Based on net assets as of 10/31/98. Holdings will vary over time.


* PORTFOLIO BOOSTED BY SPECIALTY COMPANIES

U.S. Foodservice, a distributor of food and related products, was another stellar performer in your fund's portfolio. The company markets and distributes more than 40,000 national, private label, and signature brand items to over 130,000 food service customers, including restaurants, hotels, health-care facilities, cafeterias, and schools. In October, U.S. Foodservice announced its 17th consecutive quarter of record sales. The company's recent acquisitions, including food service company Rykoff-Sexton and several smaller businesses, have contributed to its success. A growing national presence, diverse customer base, and strong sales and distribution capabilities give U.S. Foodservice strong growth potential.

Another portfolio standout was Total Renal Care Holdings, the largest independent worldwide provider of dialysis services for patients suffering from chronic kidney failure. The company owns or manages nearly 500 kidney dialysis centers and recently announced the acquisition of 25 more centers. The company continues to strengthen its position in several U.S. markets and is looking to expand its overseas presence, which currently includes facilities in Argentina and Italy. Total Renal Care has also announced a strategic long-term affiliation with Satellite Dialysis Centers, a nonprofit provider of dialysis services. The companies will share resources and programs to enhance the patient care, operational performance, and geographic coverage of both organizations.

Also notable is the stock of Alliant Techsystems, Inc., a defense company that manufactures infantry ammunition and strategic weapons systems. Alliant's strong financial performance and new long-term contracts contributed to the solid performance of its stock. The company is seeking to increase earnings per share at an average annual rate of 15% over a five-year period.

We have also been quite pleased with the stock of Acclaim Entertainment, a publisher, developer, and marketer of interactive entertainment software for systems such as Sony, Nintendo, and Sega. Acclaim has profited significantly from its development of new games and brands, including 10 in the past fiscal year that achieved sales of more than $10 million apiece. While Acclaim has contributed significantly to the fund's performance, at the close of the period we were considering taking profits on this holding by selling the fund's position.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

BioChem Pharma, Inc.
Biotechnology

U.S. Foodservice
Food services

Brinker International
Restaurants

TNP Enterprises, Inc.
Electric utilities

Concord EFS, Inc.
Consumer financial services

National Computer Systems, Inc.
Computer services

CILCORP, Inc.
Electric utilities

Trigon Healthcare, Inc.
Managed health-care services

Energy East Corp.
Electric utilities

Acclaim Entertainment, Inc.
Computer services and software

Footnote reads:
These holdings represent 18.4% of the fund's net assets as of 10/31/98. Portfolio holdings will vary over time.


* LOOKING AHEAD WITH CAUTIOUS OPTIMISM

Patience has been -- and may continue to be -- required as we wait for stocks of small companies to come back into favor. The environment has been tough for quite some time, even though small companies have essentially been thriving with strong earnings and attractive valuations. The missing ingredient has been investor sentiment, as evidenced by the flight to quality on the part of investors around the world who have sought the familiarity and liquidity of large companies. While there can be no guarantees, a look at the history of small-cap stocks provides reason for optimism. The last two times the Russell 2000 Index was down 30% -- in 1979 and in 1990 -- a terrific rally followed. And in the early 1970s, after underperforming for several years, small-cap stocks enjoyed a substantial rally from 1974 to 1978.

As we enter the second half of fiscal 1999, we realize that the recovery for small-cap stocks could be many months away. In the meantime, we will continue seeking innovative, flexible, and dynamic companies that we believe represent hidden opportunities and offer long-term growth potential. We'll also rely on our bottom-up process of stock selection, in which we carefully analyze individual stocks rather than investing solely based on overall trends.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/98, there is no guarantee the fund will continue to hold these securities in the future. This fund invests in small and midsize companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Capital Opportunities Fund is designed for investors seeking capital appreciation by investing primarily in stocks of U.S. companies that Putnam believes offer above-average growth prospects.

TOTAL RETURN FOR PERIOD ENDED 10/31/98

                                Class A           Class B           Class M
(inception date)               (6/1/98)          (6/29/98)         (6/29/98)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
Life of fund               -16.12%  -20.95%  -16.35%  -20.54%  -16.24%  -19.18%
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIOD ENDED 10/31/98

                                              Russell            Consumer
                                            2000 Index          Price Index
------------------------------------------------------------------------------
Life of fund                                 -16.71%               0.61%
------------------------------------------------------------------------------

PRICE INFORMATION
For the period 6/1/98 to 10/31/98

                                Class A       Class B      Class M
------------------------------------------------------------------------------
Share value:                  NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
6/1/98                      $8.50    $9.02       --       --       --
------------------------------------------------------------------------------
6/29/98                        --       --    $8.40    $8.40    $8.70
------------------------------------------------------------------------------
10/31/98                     7.13     7.56     7.11     7.12     7.38
------------------------------------------------------------------------------

Past performance is no assurance of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.

TOTAL RETURN FOR PERIOD ENDED 9/30/98
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (6/1/98)          (6/29/98)         (6/29/98)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
Life of fund               -17.41%  -22.17%  -17.53%  -21.65%  -17.53%  -20.43%
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a measure of the performance of small-company stocks. It measures the performance of the 2,000 smallest companies in the Russell 3000 Index and represents approximately 11% of the total market capitalization of the Russell 3000 Index. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.




Portfolio of investments owned
October 31, 1998 (Unaudited)

COMMON STOCKS (95.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Biotechnology (3.6%)
--------------------------------------------------------------------------------------------------------------------------
             87,800  BioChem Pharma, Inc. (NON)                                                             $    1,904,163
             12,400  Centocor, Inc. (NON)                                                                          551,800
             14,200  Genzyme Corp. (NON)                                                                           597,288
                                                                                                            --------------
                                                                                                                 3,053,251

Building and Construction (0.9%)
--------------------------------------------------------------------------------------------------------------------------
              4,300  Building One Services Corp. (NON)                                                              53,213
             14,300  Group Maintenance America Corp.                                                               185,006
             10,000  Integrated Electrical Services, Inc. (NON)                                                    169,375
              4,300  Kaufman and Broad Home Corp.                                                                  122,819
             10,200  Lennar Corp.                                                                                  206,550
                                                                                                            --------------
                                                                                                                   736,963

Business Equipment and Services (7.1%)
--------------------------------------------------------------------------------------------------------------------------
             30,200  Hagler Bailly, Inc. (NON)                                                                     709,700
            108,600  ITEQ, Inc. (NON)                                                                              291,863
             16,600  Metzler Group, Inc. (NON)                                                                     697,200
             35,700  NOVA Corp./Georgia (NON)                                                                    1,030,838
             10,100  Personnel Group of America, Inc. (NON)                                                        156,550
             54,100  PLATINUM Technology, Inc. (NON)                                                               889,269
             71,400  School Specialty, Inc. (NON)                                                                1,124,550
             59,200  Sensormatic Electronics Corp.                                                                 333,000
             42,700  Shorewood Packaging Corp. (NON)                                                               683,200
                                                                                                            --------------
                                                                                                                 5,916,170

Chemicals (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             37,600  RPM, Inc.                                                                                     632,150

Computer Services and Software (7.1%)
--------------------------------------------------------------------------------------------------------------------------
             50,900  4Front Software International, Inc. (NON)                                                     413,563
            162,800  Acclaim Entertainment, Inc. (NON)                                                           1,302,400
             19,400  Electronics for Imaging, Inc. (NON)                                                           466,813
             41,700  JDA Software Group, Inc. (NON)                                                                396,150
             30,900  Midway Games Inc. (NON)                                                                       303,206
             53,200  National Computer Systems Inc.                                                              1,489,600
             16,000  Policy Management Systems Corp. (NON)                                                         727,000
             15,700  QRS Corp. (NON)                                                                               596,600
             11,800  Rational Software Corp. (NON)                                                                 264,025
                                                                                                            --------------
                                                                                                                 5,959,357

Conglomerates (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             25,500  Ogden Corp.                                                                                   685,313

Consumer Non Durables (1.5%)
--------------------------------------------------------------------------------------------------------------------------
             15,500  Kellwood Co.                                                                                  422,375
             25,500  True North Communications Inc.                                                                602,438
              7,500  Unifirst Corp.                                                                                208,594
                                                                                                            --------------
                                                                                                                 1,233,407

Consumer Services (3.2%)
--------------------------------------------------------------------------------------------------------------------------
             28,200  Applebee's International, Inc.                                                                574,575
             40,000  Applied Graphics Technologies, Inc. (NON)                                                     477,500
             66,200  Brinker International, Inc. (NON)                                                           1,601,213
                                                                                                            --------------
                                                                                                                 2,653,288

Correctional Facilities (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             26,700  Corrections Corp. (NON)                                                                       513,975

Electronics and Electrical Equipment (2.6%)
--------------------------------------------------------------------------------------------------------------------------
             11,300  AFC Cable Systems, Inc. (NON)                                                                 278,263
             13,400  Alliant Techsystems, Inc. (NON)                                                               938,000
             14,700  General Cable Corp.                                                                           290,325
             12,000  Semtech Corp. (NON)                                                                           285,750
             36,200  VLSI Technology, Inc.                                                                         348,425
                                                                                                            --------------
                                                                                                                 2,140,763

Energy-Related (3.2%)
--------------------------------------------------------------------------------------------------------------------------
             17,900  Calpine Corp. (NON)                                                                           398,275
             27,100  Energy East Corp.                                                                           1,324,513
             67,300  USEC, Inc.                                                                                    984,263
                                                                                                            --------------
                                                                                                                 2,707,051

Environmental Control (2.7%)
--------------------------------------------------------------------------------------------------------------------------
             48,500  Allied Waste Industries, Inc. (NON)                                                         1,048,813
             44,800  Eastern Environmental Services, Inc. (NON)                                                  1,243,200
                                                                                                            --------------
                                                                                                                 2,292,013

Food and Beverages (2.7%)
--------------------------------------------------------------------------------------------------------------------------
             38,900  U.S. Foodservice (NON)                                                                      1,847,750
             19,300  Whitman Corp.                                                                                 413,744
                                                                                                            --------------
                                                                                                                 2,261,494

Health Care (3.6%)
--------------------------------------------------------------------------------------------------------------------------
             28,200  Access Health, Inc. (NON)                                                                   1,011,675
             19,600  Foundation Health Systems, Inc. Class A (NON)                                                 230,300
             23,000  ICN Pharmaceuticals, Inc.                                                                     537,625
             18,900  IMPATH, Inc. (NON)                                                                            578,813
            106,400  PharMerica, Inc. (NON)                                                                        359,100
             54,100  Sun Healthcare Group Inc. (NON)                                                               317,838
                                                                                                            --------------
                                                                                                                 3,035,351

Hospital Management and Medical Services (2.4%)
--------------------------------------------------------------------------------------------------------------------------
             24,700  Total Renal Care Holdings, Inc. (NON)                                                         605,150
             37,100  Trigon Healthcare, Inc. (NON)                                                               1,391,250
                                                                                                            --------------
                                                                                                                 1,996,400

Insurance and Finance (15.0%)
--------------------------------------------------------------------------------------------------------------------------
             61,500  ARM Financial Group, Inc.                                                                   1,180,032
             13,100  Astoria Financial Corp.                                                                       563,300
             14,400  Bank United Corp. Class A                                                                     573,750
             50,900  Bay View Capital Corp.                                                                        878,025
             52,700  Concord EFS, Inc. (NON)                                                                     1,501,950
             23,100  Dime Bancorp, Inc.                                                                            550,069
             17,300  Dime Community Bancshares                                                                     414,119
             10,400  Everest Reinsurance Holdings, Inc.                                                            358,176
             10,400  First Hawaiian, Inc. (NON)                                                                    414,700
             15,500  FirstMerit Corp.                                                                              410,750
             16,600  Fremont General Corp.                                                                         819,625
             10,600  Heller Financial, Inc. (NON)                                                                  254,400
             16,587  HUBCO, Inc.                                                                                   447,849
             17,200  Keystone Financial, Inc.                                                                      503,100
             27,200  Long Beach Financial Corp. (NON)                                                              195,500
             22,800  Peoples Heritage Financial Group, Inc.                                                        410,400
             49,400  TCF Financial Corp.                                                                         1,163,988
             53,700  Tele-Communications TCI Ventures Group Class A (NON)                                        1,000,163
             20,500  TeleBanc Financial Corp. (NON)                                                                374,125
             73,800  UniCapital Corp. (NON)                                                                        511,988
                                                                                                            --------------
                                                                                                                12,526,009

Medical Supplies and Devices (5.7%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  AmeriSource Health Corp. Class A (NON)                                                      1,048,750
             21,400  Arterial Vascular Engineering, Inc. (NON)                                                     658,050
             14,950  Bergen Brunswig Corp. Class A                                                                 729,747
             80,700  Concentra Managed Care, Inc. (NON)                                                            827,175
             24,000  Henry Schein, Inc. (NON)                                                                      928,500
             23,500  STERIS Corp. (NON)                                                                            540,500
                                                                                                            --------------
                                                                                                                 4,732,722

Metals and Mining (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             44,300  Battle Mountain Gold Co. (NON)                                                                240,881
             12,900  Getchell Gold Corp. (NON)                                                                     225,750
                                                                                                            --------------
                                                                                                                   466,631

Oil and Gas (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             12,400  Cabot Oil & Gas Corp.                                                                         210,800
             25,700  Enron Oil & Gas Co.                                                                           428,869
             10,700  Petro Geo-Services AS ADR (Norway) (NON)                                                      169,916
              1,200  Valero Energy Corp.                                                                            30,000
                                                                                                            --------------
                                                                                                                   839,585

Paper and Forest Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              6,000  Bowater, Inc.                                                                                 244,875

Publishing (--%)
--------------------------------------------------------------------------------------------------------------------------
                500  World Color Press, Inc.                                                                        15,188

REIT's (Real Estate Investment Trust) (6.2%)
--------------------------------------------------------------------------------------------------------------------------
             25,400  Annaly Mortgage Management, Inc.                                                              192,088
              2,000  Cabot Industrial Trust                                                                         40,000
             20,200  Capital Automotive REIT                                                                       285,325
             35,100  CCA Prison Realty Trust                                                                       824,850
             11,600  Correctional Properties Trust (NON)                                                           225,475
             18,600  Glenborough Realty Trust, Inc.                                                                398,784
             29,450  Healthcare Realty Trust, Inc.                                                                 690,237
             28,300  Imperial Credit Commercial Mortgage Investment Corp.                                          237,013
              3,300  Indymac Mortgage Holdings, Inc.                                                                36,094
             23,200  Mills Corp.                                                                                   503,150
             20,500  New Plan Excel Realty Trust                                                                   466,375
             35,400  Novastar Financial, Inc.                                                                      274,350
             62,500  Prime Retail, Inc.                                                                            605,469
             24,200  SL Green Realty Corp.                                                                         458,288
                                                                                                            --------------
                                                                                                                 5,237,498

Retail (5.9%)
--------------------------------------------------------------------------------------------------------------------------
             15,500  BJ's Wholesale Club, Inc. (NON)                                                               557,032
             44,700  Claire's Stores, Inc.                                                                         757,106
             15,900  Cole National Corp. Class A (NON)                                                             329,925
             28,300  CompUSA, Inc. (NON)                                                                           392,663
             23,700  Dominick's Supermarkets, Inc. (NON)                                                         1,156,856
             28,400  Michaels Stores, Inc.                                                                         568,000
             26,500  Micro Warehouse, Inc. (NON)                                                                   578,031
             62,100  Officemax, Inc. (NON)                                                                         566,663
                                                                                                            --------------
                                                                                                                 4,906,276

Steel (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             12,400  AK Steel Holding Corp.                                                                        214,644

Telecommunications (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             40,600  Inter-Tel, Inc. (NON)                                                                         733,338

Textiles (0.6%)
--------------------------------------------------------------------------------------------------------------------------
              8,600  Mohawk Industries, Inc. (NON)                                                                 259,613
             14,500  Unifi, Inc.                                                                                   244,688
                                                                                                            --------------
                                                                                                                   504,301

Transportation (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             27,500  Sea Containers, Ltd. Class A                                                                  780,313
              9,500  USFreightways Corp.                                                                           238,094
                                                                                                            --------------
                                                                                                                 1,018,407

Utilities (15.1%)
--------------------------------------------------------------------------------------------------------------------------
             20,900  Central Hudson Gas & Electric                                                                 846,450
             28,300  CILCORP, Inc.                                                                               1,457,450
              9,000  Colonial Gas Co.                                                                              308,813
             40,600  DPL, Inc.                                                                                     768,863
             25,900  DQE, Inc.                                                                                   1,021,432
             51,800  El Paso Electric Co.                                                                          453,250
             10,400  Illinova Corp.                                                                                263,250
             45,500  MCN Corp.                                                                                     878,719
             25,600  Montana Power Co.                                                                           1,108,800
             11,100  National Fuel Gas Co.                                                                         524,475
             25,600  Nevada Power Co.                                                                              646,400
             67,300  Niagara Mohawk Power Corp.                                                                    984,263
             12,800  Northwest Natural Gas Co.                                                                     356,800
              9,600  OGE Energy Corp.                                                                              255,000
             32,600  Sierra Pacific Resources                                                                    1,187,863
             46,600  TNP Enterprises, Inc.                                                                       1,572,730
                                                                                                            --------------
                                                                                                                12,634,558
                                                                                                            --------------
                     Total Common Stocks (cost $80,565,986)                                                 $   79,890,978

SHORT-TERM INVESTMENTS (15.7%)(a) (cost $13,099,907)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $13,096,000  Interest in $274,098,000 joint repurchase agreement dated
                       October 30, 1998 with Credit Suisse First Boston due
                       November 2, 1998 with respect to various U.S. Treasury
                       obligations -- maturity value of $13,101,860 for an
                       effective yield of 5.37%                                                             $   13,099,907
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $93,665,893) (b)                                               $   92,990,885
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $83,694,225.

  (b) The aggregate identified cost on a tax basis is $93,665,893, resulting in gross unrealized appreciation and depreciation of $5,932,461 and $6,607,469, respectively, or net unrealized depreciation of $675,008.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
October 31, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $93,665,893) (Note 1)                                              $92,990,885
-----------------------------------------------------------------------------------------------
Cash                                                                                     15,640
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                        99,170
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                2,013,825
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          309,455
-----------------------------------------------------------------------------------------------
Total assets                                                                         95,428,975

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     11,554,493
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               38,165
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             57,656
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               22,145
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                51
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                350
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   41,244
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   20,646
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    11,734,750
-----------------------------------------------------------------------------------------------
Net assets                                                                          $83,694,225

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                  $91,026,606
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                            124,895
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (6,782,268)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                             (675,008)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $83,694,225

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($34,262,570 divided by 4,805,859 shares)                                                 $7.13
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $7.13)*                                    $7.56
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($46,341,721 divided by 6,514,568 shares)**                                               $7.11
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($3,089,934 divided by 433,707 shares)                                                    $7.12
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $7.12)*                                    $7.38
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
For the period June 1, 1998 (commencement of operations) to October 31, 1998
(Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                           $   283,446
-----------------------------------------------------------------------------------------------
Interest                                                                                107,424
-----------------------------------------------------------------------------------------------
Total investment income                                                                 390,870

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        114,108
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           77,410
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           873
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          1,410
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    18,391
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    91,645
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     5,013
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  16,741
-----------------------------------------------------------------------------------------------
Other                                                                                     7,328
-----------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                         (43,721)
-----------------------------------------------------------------------------------------------
Total expenses                                                                          289,198
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (23,223)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            265,975
-----------------------------------------------------------------------------------------------
Net investment income                                                                   124,895
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (6,782,268)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                           (675,008)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                              (7,457,276)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                $(7,332,381)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                 For the period
                                                                                                   June 1, 1998
                                                                                                  (commencement
                                                                                                  of operations)
                                                                                                 to October 31,
                                                                                                          1998*
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                               $   124,895
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                     (6,782,268)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                             (675,008)
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                                 (7,332,381)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                                    89,026,606
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                         81,694,225

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                                          2,000,000
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed
net investment income of $124,895)                                                                  $83,694,225
---------------------------------------------------------------------------------------------------------------
 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the period
                                                                                                                   June 1, 1998+
Per-share                                                                                                           to October 31
operating performance                                                                                                (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)(d)                                                                                              .03
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                                                     (1.40)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                   (1.37)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $7.13
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                                              (16.12)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                        $34,263
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                                              .52*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                                              .45*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  78.32*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $0.01 per share for class A, class B, and class M for the period ended
    October 31, 1998. (See Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the period
                                                                                                                   June 29, 1998+
Per-share                                                                                                          to October 31
operating performance                                                                                               (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.40
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)(d)                                                                                              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                                                     (1.30)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                   (1.29)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $7.11
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                                              (15.36)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                        $46,342
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                                              .69*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                                              .12*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  78.32*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $0.01 per share for class A, class B, and class M for the period ended
    October 31, 1998. (See Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the period
                                                                                                                   June 29, 1998+
Per-share                                                                                                          to October 31
operating performance                                                                                               (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.40
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)(d)                                                                                              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                                                     (1.29)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                   (1.28)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $7.12
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                                              (15.24)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $3,090
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                                              .61*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                                              .08*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  78.32*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $0.01 per share for class A, class B, and class M for the period ended
    October 31, 1998. (See Note 2).




Notes to financial statements
October 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Capital Opportunities Fund ("the fund") is one of a series of Putnam Investment Funds ("the Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in equity securities of U.S. companies that Putnam Investment Management, Inc., ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes offer above-average growth prospects or are undervalued in relation to underlying asset values or earnings potential and have the potential for long-term appreciation.

The fund offers class A, class B and class M shares. The fund commenced operations of class A shares on June 1, 1998. Class A shares are sold with a maximum front-end sales charge of 5.75%. Effective June 29, 1998, the fund began offering class B and class M shares. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value, following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through April 30, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, and extraordinary expense, credits from Putnam Fiduciary Trust Company
(PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended October 31, 1998, fund expenses were reduced by $23,223 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at annual rates up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A and class M shares, respectively.

For the period ended October 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $111,007 and $6,428 from the sale of class A and class M shares, respectively and $9,391 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the period ended October 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchase and sales of securities

For the period ended October 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $116,266,206 and $28,917,952, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on he identified cost basis.

Note 4
Capital shares

At October 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                         For the period
                                                          June 1, 1998
                                                  (commencement of operations)
                                                        to October 31, 1998
-----------------------------------------------------------------------------
Class A                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      5,092,320        $39,173,730
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 5,092,320         39,173,730

Shares
repurchased                                       (521,755)        (3,659,183)
-----------------------------------------------------------------------------
Net increase                                     4,570,565        $35,514,547
-----------------------------------------------------------------------------

                                                         For the period
                                                          June 29, 1998
                                                  (commencement of operations)
                                                        to October 31, 1998
-----------------------------------------------------------------------------
Class B                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      7,082,236        $54,099,530
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 7,082,236         54,099,530

Shares
repurchased                                       (567,668)        (4,039,540)
-----------------------------------------------------------------------------
Net increase                                     6,514,568        $50,059,990
-----------------------------------------------------------------------------

                                                         For the period
                                                          June 1, 1998
                                                  (commencement of operations)
                                                        to October 31, 1998
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                        528,792         $4,120,665
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   528,792          4,120,665

Shares
repurchased                                        (95,085)          (668,596)
-----------------------------------------------------------------------------
Net increase                                       433,707         $3,452,069
-----------------------------------------------------------------------------

Note 5
Initial capitalization and offering
of shares

The trust was established as a Massachusetts business trust on October 31, 1994. During the period October 31, 1994 to June 1, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares of class A to Putnam Mutual Funds Corp. on May 29, 1998.

Putnam Management owned 235,294 of class A shares of the fund (4.9% of class A shares outstanding) valued at $1,677,646.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin M. Scott
Vice President

Gerald S. Zukowski
Vice President and Fund Manager

Edward R. Finch III
Vice President and Fund Manager

William H. Miller
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Capital Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
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U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

AN068-47862 211  12/98